Stock Plans	6 Months Ended
Jun. 30, 2013
Stock Plans
9.	STOCK PLANS:

In addition to grants of stock options to its directors and employees, the Company’s Amended and Restated 2006 Omnibus Incentive Plan (the “Plan”) permits the award of restricted stock and restricted stock units. The fair value of restricted stock and restricted stock units with time-based vesting or performance conditions is determined based on the market price of the Company’s stock at the date of grant. The Company generally records compensation expense equal to the fair value of each restricted stock award granted over the vesting period.

During the six months ended June 30, 2013, the Company granted 37,000 restricted stock units to certain members of its management team which may vest in 2016 based on the level of performance during the performance period and subject to continued employment. The number of awards that will ultimately vest is based on the Company’s total shareholder return over the three-year performance period ended December 31, 2015 relative to the total shareholder return of a peer group of companies during the same period. The weighted-average grant date fair value of $45.01 per award was determined using a Monte Carlo simulation model, which assumed a risk-free rate of 0.4%, an expected life of 3.0 years and historical volatilities that ranged from 23% to 64%. As these awards include a market condition, the Company records compensation expense for these awards based on the grant date fair value of the award recognized ratably over the vesting period.

During 2011, the Company granted 67,400 restricted stock units to certain members of its management team which may vest in 2014. The number of awards that will ultimately vest will be based on Company performance relative to the annual budgets approved by the Company’s board of directors. The Company began recognizing compensation expense related to the weighted-average grant-date fair value of $44.39 for these awards in the first quarter of 2013 when the 2013 budget was approved and the key terms and conditions of the awards was deemed to be established and a grant date had occurred.

At June 30, 2013 and December 31, 2012, 524,596 and 574,933 restricted stock units were outstanding, respectively.

The compensation expense that has been charged against pre-tax income for all of the Company’s stock-based compensation plans was $2.0 million and $2.9 million for the three months ended June 30, 2013 and 2012, respectively, and $4.6 million and $5.3 million for the six months ended June 30, 2013 and 2012, respectively.